Note 18 - Other Supplemental Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
18.	Other supplemental information

	2021	2020

Franchisor operations
Revenues	$176,341	$136,746
Operating earnings	57,389	38,340
Initial franchise fee revenues	4,599	4,294
Depreciation and amortization	7,981	8,569
Total assets	196,171	155,319

Cash payments made during the period
Income taxes	$60,093	$49,031
Interest	14,632	22,305

Non-cash financing activities
Increases in finance lease obligations	$5,429	$3,898